INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventories Tables
Inventories
	March 31, 2015	December 31, 2014
Finished goods	$552,286	$1,904,950
Components	1,101,830	379,972
Total	$1,654,116	$2,284,922

	December 31,
	2014	2013
Finished goods	$1,904,950	$2,140,185
Components	379,972	612,451
Total	$2,284,922	$2,752,636